Depreciation, Amortisation, and Impairment (Details) - Schedule of Depreciation, Amortisation and Impairment - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Depreciation and amortisation
Amortisation of Intangible assets	$ (52,982)	$ (53,393)	$ (42,377)
Depreciation of property, plant, and equipment	(60,641)	(59,055)	(56,297)
Depreciation right of use assets	(27,812)	(31,314)	(31,319)
Total depreciation and amortisation	(141,435)	(143,762)	(129,993)
Impairment of property, plant, and equipment	0	0	0
Impairment of right of use assets	(1,041)	0	0
Impairment of intangibles	(254)	(1,912)	0
Total impairment	(1,295)	(1,912)	0
Total	$ (142,730)	$ (145,674)	$ (129,993)